ACQUISITIONS (Purchase Price) (Detail) - USD ($) $ in Millions			6 Months Ended
		Feb. 01, 2020	Jun. 30, 2020	Jun. 30, 2019
Business Acquisition [Line Items]
Gross purchase price			$ 1,176.2	$ 0.0
Martinez Acquisition [Member]
Business Acquisition [Line Items]
Gross purchase price		$ 960.0
Working capital, including post close adjustments		216.1
Contingent consideration	[1]	77.3
Total consideration		$ 1,253.4

[1]	The Martinez Acquisition includes an obligation for the Company to make post-closing earn-out payments to the Seller based on certain earnings thresholds of the Martinez refinery (as set forth in the Sale and Purchase Agreement), for a period of up to four years following the acquisition closing date (the "Martinez Contingent Consideration"). The Company recorded the Martinez Contingent Consideration based on its estimated fair value of $77.3 million at the acquisition date, which was recorded within "Other long-term liabilities" within the Condensed Consolidated Balance Sheets.